COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	13.4%
BANKING	3.9%
Bank of America Corp., 4.125%, Series PP(a)		772,274	$12,943,312
Bank of America Corp., 4.25%, Series QQ(a)		1,067,316	18,197,738
Bank of America Corp., 4.375%, Series NN(a)		1,554,212	27,369,673
Bank of America Corp., 4.75%, Series SS(a)		502,518	9,638,295
Bank of America Corp., 5.00%, Series LL(a)		259,170	5,268,926
Bank of America Corp., 5.375%, Series KK(a)		150,000	3,208,500
Bank of America Corp., 5.875%, Series HH(a)		250,336	5,802,789
JPMorgan Chase & Co., 4.55%, Series JJ(a)		847,232	16,131,297
JPMorgan Chase & Co., 4.625%, Series LL(a)		679,507	13,297,952
Morgan Stanley, 4.25%, Series O(a)		888,608	15,150,766
Morgan Stanley, 5.85%, Series K(a)		452,760	10,517,615
Morgan Stanley, 6.375% to 10/15/24, Series I(a)		704,475	17,470,980
Morgan Stanley, 6.50%, Series P(a)		248,021	6,235,248
Morgan Stanley, 7.125%, Series E(a)		140,000	3,592,400
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		890,869	17,461,033
Wells Fargo & Co., 4.25%, Series DD(a)		633,938	10,580,425
Wells Fargo & Co., 4.375%, Series CC(a)		1,213,442	21,077,488
Wells Fargo & Co., 4.70%, Series AA(a)		1,879,768	34,832,101
Wells Fargo & Co., 4.75%, Series Z(a)		1,794,435	33,340,602

			282,117,140

CONSUMER STAPLE PRODUCTS	0.5%
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		394,867	9,883,521
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		453,736	11,570,268
CHS, Inc., 7.50%, Series 4(a)		608,072	15,396,383

			36,850,172

FINANCIAL SERVICES	0.8%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b),(c)		1,130,362	29,604,181
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,177,946	18,246,384
Carlyle Finance LLC, 4.625%, due 5/15/61		419,782	6,892,820
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		283,506	4,879,138

			59,622,523

INDUSTRIAL SERVICES	0.2%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		687,614	18,159,886

		Shares	Value
INSURANCE	3.8%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		661,943	$13,146,188
Allstate Corp./The, 7.375%, Series J(a)		568,265	14,968,100
Arch Capital Group Ltd., 4.55%, Series G(a)		1,047,377	18,737,575
Arch Capital Group Ltd., 5.45%, Series F(a)		766,760	15,795,256
Athene Holding Ltd., 4.875%, Series D(a)		1,138,678	18,651,546
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		695,502	15,057,618
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		853,080	20,516,574
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		1,114,304	27,980,173
Axis Capital Holdings Ltd., 5.50%, Series E(a)		212,629	4,263,211
Brighthouse Financial, Inc., 5.375%, Series C(a)		648,137	11,666,466
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		836,216	20,813,416
Equitable Holdings, Inc., 4.30%, Series C(a)		159,538	2,410,619
Equitable Holdings, Inc., 5.25%, Series A(a)		847,720	16,700,084
Lincoln National Corp., 9.00%, Series D(a)		891,430	23,649,638
MetLife, Inc., 5.625%, Series E(a)		122,724	2,892,605
Prudential Financial, Inc., 5.95%, due 9/1/62		149,025	3,640,681
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		1,010,904	26,425,031
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		545,141	8,449,685
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		15,910	336,497
W R Berkley Corp., 4.125%, due 3/30/61		649,523	10,814,558

			276,915,521

PIPELINES	0.8%
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		1,828,564	44,671,818
Energy Transfer LP, 10.364% to 10/30/23, Series D(a),(b)		420,678	10,811,425

			55,483,243

REAL ESTATE	0.7%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,048,928	13,363,343
Brookfield Property Partners LP, 6.375%, Series A2(a)		515,494	6,959,169
Brookfield Property Preferred LP, 6.25%, due 7/26/81		126,657	1,760,532
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	8,083,712
Hudson Pacific Properties, Inc., 4.75%, Series C(a)		400,490	4,982,096
Public Storage, 4.625%, Series L(a)		244,224	4,811,213
SITE Centers Corp., 6.375%, Class A(a)		286,461	6,525,581
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		161,792	3,439,698

			49,925,344

		Shares	Value
TELECOMMUNICATIONS	0.5%
AT&T, Inc., Senior Debt, 5.35%, due 11/1/66		280,934	$6,177,739
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		662,028	9,036,682
United States Cellular Corp., Senior Debt, 5.50%, due 3/1/70		294,900	4,854,054
United States Cellular Corp., Senior Debt, 5.50%, due 6/1/70		353,813	5,770,690
United States Cellular Corp., Senior Debt, 6.25%, due 9/1/69		748,757	13,589,939

			39,429,104

UTILITIES	2.2%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		855,601	20,987,892
Algonquin Power & Utilities Corp., 6.875% to 11/6/23, due 10/17/78 (Canada)(b)		543,826	13,905,631
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		105,842	1,691,355
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	11,444,725
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	4,770,626
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		648,449	10,822,614
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	12,102,156
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		205,219	3,734,986
CMS Energy Corp., 5.875%, due 10/15/78		456,419	10,296,813
CMS Energy Corp., 5.875%, due 3/1/79		489,521	11,278,564
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		484,680	12,165,468
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		751,251	16,452,397
SCE Trust VI, 5.00% (TruPS)(a)		1,199,703	21,606,651
Sempra, 5.75%, due 7/1/79		234,763	5,350,249
			156,610,127

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,122,063,862)			975,113,060

		Principal Amount	Value
PREFERRED SECURITIES—OVER-THE-COUNTER	83.0%
BANKING	51.2%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(d),(e)		$23,000,000	$21,761,305
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(d),(e)		32,200,000	32,432,551
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		40,000,000	37,561,888
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(d),(e)		8,400,000	7,930,209
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(d),(e)		9,000,000	8,214,992
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(d),(e)		25,400,000	26,261,481
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32 (Mexico)(a),(b),(e),(f)		24,190,000	18,995,197
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		30,476,000	25,616,568
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		39,452,000	35,838,658
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		73,353,000	72,013,244
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		16,303,000	15,661,034
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		31,603,000	31,171,081
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		20,432,000	20,352,501
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,167,766
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(d),(e)		21,340,000	21,482,703
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(d),(e)		28,200,000	29,357,665
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(a),(b)		3,000,000	2,701,406
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		9,624,000	7,830,023
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)		5,419,000	4,888,086
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		49,695,000	45,576,080
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		12,250,000	12,247,806
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(b)		27,520,000	26,282,365
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		53,870,000	48,843,821
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		11,400,000	13,003,070
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(e)		52,567,000	47,307,230
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		14,990,000	14,776,102
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(d),(e)		21,715,000	24,602,765
BNP Paribas SA, 4.50% to 2/25/30 (France)(a),(b),(e),(f)		3,400,000	2,416,385
BNP Paribas SA, 4.625% to 1/12/27 (France)(a),(b),(e),(f)		47,300,000	38,182,551
BNP Paribas SA, 4.625% to 2/25/31 (France)(a),(b),(e),(f)		47,200,000	33,633,578
BNP Paribas SA, 7.00% to 8/16/28 (France)(a),(b),(e),(f)		26,700,000	24,532,761
BNP Paribas SA, 7.375% to 8/19/25 (France)(a),(b),(e),(f)		25,642,000	25,141,586
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(b),(e),(f)		88,500,000	84,231,149
BNP Paribas SA, 8.50% to 8/14/28 (France)(a),(b),(e),(f)		43,900,000	43,058,112

	Principal Amount	Value
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(b),(e),(f)	$33,200,000	$34,049,256
CaixaBank SA, 5.875% to 10/9/27 (Spain)(a),(b),(d),(e)	7,400,000	7,045,299
CaixaBank SA, 6.75% to 6/13/24 (Spain)(a),(b),(d),(e)	10,200,000	10,703,071
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(b),(d),(e)	29,200,000	30,291,562
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)	91,388,000	64,594,958
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)	107,298,000	89,750,131
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)	45,577,000	44,014,985
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)	4,800,000	4,713,626
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)	105,365,000	90,175,856
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	29,634,000	25,996,462
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	68,907,000	65,833,128
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	23,593,000	22,761,576
Citigroup, Inc., 7.625% to 11/15/28(a),(b)	44,147,000	43,180,271
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	10,141,000	9,288,623
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	38,329,000	36,581,336
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	30,070,000	28,477,379
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(d),(e)	32,600,000	29,393,497
Credit Agricole SA, 4.00% to 12/23/27 (France)(a),(b),(d),(e)	9,700,000	8,773,688
Credit Agricole SA, 4.75% to 3/23/29 (France)(a),(b),(e),(f)	43,537,000	33,184,097
Credit Agricole SA, 6.875% to 9/23/24 (France)(a),(b),(e),(f)	25,237,000	24,661,538
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(d),(e)	19,600,000	20,411,519
Credit Agricole SA, 8.125% to 12/23/25 (France)(a),(b),(e),(f)	17,700,000	17,624,687
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	7,740,000	735,300
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	37,700,000	3,581,500
Credit Suisse Group AG, 7.25% to 9/12/25, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	23,912,000	2,271,640
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a),(c),(e),(f),(g)	70,101,000	6,659,595
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(d),(e)	15,665,000	14,940,494
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(e)	50,800,000	39,902,917
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	33,800,000	29,671,523
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(b),(d),(e)	32,800,000	34,402,808
Dresdner Funding Trust I, 8.151%, due 6/30/31 (TruPS)(f)	16,213,945	17,269,473
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a),(b),(f)	38,550,000	36,234,679
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	29,412,000	28,931,177
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	8,132,000	6,575,384

	Principal Amount	Value
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)	$14,103,000	$11,517,573
Goldman Sachs Group, Inc./The, 7.50% to 2/10/29, Series W(a),(b)	32,383,000	32,086,971
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a),(b),(f)	40,650,000	49,751,332
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(e)	34,232,000	25,954,374
HSBC Holdings PLC, 5.875% to 9/28/26 (United Kingdom)(a),(b),(e)	9,650,000	10,535,437
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(e)	9,291,000	8,283,864
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	34,934,000	33,605,816
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	8,000,000	7,828,642
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	18,237,000	16,484,178
HSBC Holdings PLC, 6.547% to 6/20/33, due 6/20/34 (United Kingdom)(b)	23,000,000	21,833,614
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(e)	34,735,000	34,293,070
Huntington Bancshares, Inc./OH, 4.45% to 10/15/27, Series G(a),(b)	35,611,000	28,893,822
Huntington Bancshares, Inc./OH, 5.625% to 7/15/30, Series F(a),(b)	8,409,000	7,439,982
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(e)	25,692,000	16,627,775
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(d),(e)	29,700,000	22,422,074
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	71,100,000	63,022,763
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	47,597,000	44,922,175
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(d),(e)	11,237,000	11,052,017
ING Groep N.V., 7.50% to 5/16/28 (Netherlands)(a),(b),(d),(e)	23,100,000	21,236,754
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(d),(e)	2,000,000	1,800,814
Intesa Sanpaolo SpA, 5.875% to 9/1/31, Series EMTN (Italy)(a),(b),(d),(e)	19,850,000	16,906,970
Intesa Sanpaolo SpA, 6.375% to 3/30/28 (Italy)(a),(b),(d),(e)	14,063,000	12,920,386
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(b),(e),(f)	41,930,000	39,416,582
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a),(b),(d),(e)	17,400,000	18,626,103
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	41,525,000	36,348,404
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)	4,680,000	4,389,791

	Principal Amount	Value
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	$39,151,000	$38,714,447
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	3,119,000	3,100,986
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	11,159,000	11,163,741
JPMorgan Chase & Co., 8.884% (3 Month US Term SOFR + 3.51%), Series Q(a),(h)	6,999,000	7,021,117
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(d),(e)	16,800,000	14,862,456
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(e)	12,526,000	11,531,444
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	22,640,000	22,113,977
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	59,760,000	55,981,746
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(b),(e)	28,200,000	25,350,855
M&T Bank Corp., 3.50% to 9/1/26, Series I(a),(b)	8,552,000	6,035,485
M&T Bank Corp., 5.125% to 11/1/26, Series F(a),(b)	25,588,000	21,054,832
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(e)	7,650,000	5,082,531
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	58,700,000	54,013,433
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	33,500,000	32,585,282
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a),(b),(e),(f)	23,200,000	21,775,341
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)	35,894,000	26,643,165
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b)	10,826,000	9,520,207
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)	40,718,000	37,521,849
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a),(b)	45,943,000	39,497,868
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	18,368,000	17,473,201
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(d),(e)	6,000,000	5,691,036
Societe Generale SA, 5.375% to 11/18/30 (France)(a),(b),(e),(f)	48,400,000	34,633,835
Societe Generale SA, 6.75% to 4/6/28 (France)(a),(b),(e),(f)	30,971,000	25,208,297
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(b),(d),(e)	2,900,000	2,938,267
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(b),(e),(f)	55,067,000	53,804,204
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(b),(e),(f)	42,600,000	41,848,796

		Principal Amount	Value
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(a),(b),(e),(f)		$9,600,000	$6,995,719
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a),(b),(e),(f)		22,698,000	16,182,993
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(a),(b),(e),(f)		10,203,000	9,906,471
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(b),(d),(e)		3,800,000	3,541,190
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		56,075,000	55,926,620
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		4,450,000	3,825,782
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		15,600,000	14,384,476
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		31,250,000	26,873,812
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		21,197,000	16,336,528
U.S. Bancorp, 3.70% to 1/15/27, Series N(a),(b)		14,523,000	10,693,853
U.S. Bancorp, 5.30% to 4/15/27, Series J(a),(b)		31,364,000	26,292,535
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a),(b),(e),(f)		35,800,000	25,737,454
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a),(b),(e),(f)		43,100,000	36,191,613
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(d),(e)		16,391,000	14,618,723
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(d),(e)		59,442,000	56,255,552
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(d),(e)		41,200,000	40,067,000
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(d),(e)		16,203,000	16,001,629
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		174,875,000	152,836,081
Wells Fargo & Co., 5.95%, due 12/15/36		36,352,000	34,611,050
Wells Fargo & Co., 7.625% to 9/15/28(a),(b)		61,321,000	61,975,111
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	5,374,877

			3,727,755,504

ENERGY	1.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		48,624,000	46,491,366
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		102,012,000	91,458,695

			137,950,061

FINANCIAL SERVICES	1.4%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a),(b),(f)		19,860,000	15,716,165
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		30,361,000	19,087,852
American Express Co., 3.55% to 9/15/26, Series D(a),(b)		17,084,000	13,607,218
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b),(f)		18,444,000	16,627,873
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b),(f)		23,035,000	17,514,952
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		6,495,000	6,259,006
ILFC E-Capital Trust II, 7.459% (30 Year CMT + 1.80%), due 12/21/65 (TruPS)(f),(h)		19,335,000	14,631,249

			103,444,315

		Principal Amount	Value
INSURANCE	12.3%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		$16,590,000	$15,333,649
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(d),(e)		27,709,000	25,831,754
Allianz SE, 3.50% to 11/17/25 (Germany)(a),(b),(e),(f)		38,800,000	32,040,501
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(b),(f)		19,400,000	18,777,607
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		26,344,000	25,612,016
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(d),(e)		18,970,000	18,860,193
AXA SA, 8.60%, due 12/15/30 (France)		9,367,000	10,934,165
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		8,782,000	7,089,281
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(d)		14,373,000	12,781,190
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a),(b),(d),(e)		7,200,000	5,317,560
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		35,654,000	34,235,552
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26 (Japan)(a),(b),(f)		34,544,000	32,370,123
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (Japan)(a),(b),(f)		22,173,000	21,794,591
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		41,780,000	33,347,263
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		28,612,000	24,978,860
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		11,906,000	11,235,230
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b),(f)		29,430,000	21,355,151
Hartford Financial Services Group, Inc./The, 7.751% (3 Month US Term SOFR + 2.390%), due 2/12/47, Series ICON(f),(h)		25,318,000	21,554,859
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		18,050,000	14,853,923
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(b),(f)		18,463,000	15,209,173
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		13,342,000	13,775,508
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(f)		73,580,000	76,297,089
MetLife, Inc., 3.85% to 9/15/25, Series G(a),(b)		18,719,000	17,363,505
MetLife, Inc., 9.25%, due 4/8/38(f)		34,102,000	38,351,075
MetLife, Inc., 10.75%, due 8/1/39		9,568,000	12,238,955

		Principal Amount	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875% to 11/23/31, due 5/23/42 (Germany)(b),(f)		$11,000,000	$10,654,523
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b),(f)		10,200,000	9,798,005
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b),(f)		39,415,000	38,736,971
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(d),(e)		16,906,000	15,222,162
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		33,922,000	29,297,560
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		14,777,000	14,352,458
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		29,823,000	27,373,300
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)		13,784,000	13,359,108
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(b),(f)		53,875,000	51,345,353
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		22,195,000	21,192,409
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(d),(e)		20,830,000	15,501,686
SBL Holdings, Inc., 6.50% to 11/13/26(a),(b),(f)		45,500,000	25,984,408
SBL Holdings, Inc., 7.00% to 5/13/25(a),(b),(f)		35,055,000	21,477,971
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(b),(f)		18,200,000	17,115,917
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(d)		30,950,000	23,727,972

			896,678,576

PIPELINES	6.7%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017- A (Canada)(b)		11,600,000	10,141,712
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		63,862,000	55,689,625
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		52,104,000	47,793,441
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	58,823,037
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		11,727,000	11,181,324
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		20,687,000	19,804,846

		Principal Amount	Value
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		$42,430,000	$41,643,237
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		36,360,000	36,096,937
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		22,055,000	20,320,379
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		27,295,000	23,601,194
Enterprise Products Operating LLC, 8.619% (3 Month US Term SOFR + 3.250%), due 8/16/77, Series D(h)		5,226,000	5,171,246
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		82,113,000	67,728,888
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		35,552,000	29,144,655
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		69,456,000	63,502,502

			490,643,023

REAL ESTATE	1.3%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b),(f)		64,000,000	57,555,955
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b),(f)		46,400,000	38,785,357

			96,341,312

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a),(f)		4,075,000	2,934,000
Land O’ Lakes, Inc., 7.25%(a),(f)		15,285,000	12,304,425

			15,238,425

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		19,641,000	15,196,240

UTILITIES	7.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		68,206,000	55,674,512
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		32,961,000	26,988,391
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		15,970,000	12,034,190
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		13,444,000	11,502,147
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		60,458,000	52,502,447
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		18,847,000	17,346,046
Edison International, 5.00% to 12/15/26, Series B(a),(b)		32,790,000	28,106,778
Edison International, 5.375% to 3/15/26, Series A(a),(b)		47,926,000	42,400,937
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(d)		11,800,000	10,284,532

		Principal Amount	Value
Electricite de France SA, 9.125% to 3/15/33 (France)(a),(b),(f)		$20,600,000	$21,511,262
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		86,392,000	83,257,277
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		13,002,000	12,037,783
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		56,913,000	46,131,325
Sempra, 4.875% to 10/15/25(a),(b)		71,346,000	67,777,715
Southern California Edison Co., 9.833% (3 Month US LIBOR + 4.199%), Series E(a),(h)		15,991,000	15,944,207
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		43,110,000	37,708,196
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		25,265,000	23,432,843

			564,640,588

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,702,588,941)			6,047,888,044

		Shares
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(i)		72,297,509	72,297,509
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(i)		44,793,326	44,793,326

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$117,090,835)			117,090,835

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,941,743,638)	98.0%		7,140,091,939
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0		143,957,763

NET ASSETS	100.0%		$7,284,049,702

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas	$ 63,882,910	0.25%	Monthly	BNPXCHY5 Index(j)	Short	5/15/24	$341,710	$—	$341,710
BNP Paribas	EUR 58,539,499	0.30%	Monthly	BNPXCEX5 Index(k)	Short	5/15/24	354,111	—	354,111

							$695,821	$—	$695,821

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	382,065,285	USD	414,609,606	10/3/23	$10,671,048
Brown Brothers Harriman	GBP	40,035,178	USD	50,712,960	10/3/23	1,866,043
Brown Brothers Harriman	USD	386,140,238	EUR	364,813,255	10/3/23	(441,390)
Brown Brothers Harriman	USD	18,567,290	EUR	17,252,030	10/3/23	(327,580)
Brown Brothers Harriman	USD	48,905,773	GBP	40,035,178	10/3/23	(58,855)
Brown Brothers Harriman	EUR	354,235,865	USD	375,380,204	11/2/23	402,290
Brown Brothers Harriman	GBP	39,473,275	USD	48,224,382	11/2/23	54,147

						$12,165,703

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Non-income producing security.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $750,519,961 which represents 10.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,095,835,944 or 28.8% of the net assets of the Fund.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,458,360,276 which represents 20.0% of the net assets of the Fund, of which 0.4% are illiquid.

(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at September 30, 2023.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	The index intends to track the performance of the CDX.NA HY.
(k)	The index intends to track the performance of the iTraxx Crossover CDS.

Country Summary	% of Net Assets
United States	47.0
United Kingdom	11.5
Canada	10.9
France	8.2
Netherlands	3.5
Switzerland	3.3
Germany	2.7
Australia	2.3
Spain	1.9
Italy	1.6
Japan	1.4
Ireland	1.1
Other (includes short-term investments)	4.6

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third-party pricing service or counterparty. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchanged-Traded	$975,113,060	$—	$—	$975,113,060
Preferred Securities—Over-the-Counter	—	6,047,888,044	—	6,047,888,044
Short-Term Investments		117,090,835		117,090,835

Total Investments in Securities(a)	$975,113,060	$6,164,978,879	$—	$7,140,091,939

Total Return Swap Contracts	$—	$695,821	$—	$695,821
Forward Foreign Currency Exchange Contracts	—	12,993,528	$—	12,993,528

Total Derivative Assets(a)	$—	$13,689,349	$—	$13,689,349

Forward Foreign Currency Exchange Contracts	$—	$(827,825)	$—	$(827,825)

Total Derivative Liabilities(a)	$—	$(827,825)	$—	$(827,825)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swaps which are intended to reduce interest rate risk. When entering into interest rate swaps, the Fund agrees to pay or receive from the other party to the interest rate swap (which is known as the counterparty) a variable rate payment in exchange for the counterparty’s agreement to pay or receive from the Fund a fixed rate payment. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts, total return swap contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2023:

	Purchased Option Contracts(a),(b)	Total Return Swap Contracts(a)	Interest Rate Swap Contracts(a)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$68,719,095	$104,843,790	$238,333,333	$452,662,014

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and interst rate swap contracts outstanding. For purchased option contracts, this represents the period March 24, 2023 through March 30, 2023, for total return swap contracts, this represents the period April 28, 2023 through September 30, 2023 and for interest rate swap contracts, this represents eight months.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.